CONSOLIDATED STATEMENTS OF OPERATIONS (UNAUDITED) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
CONSOLIDATED STATEMENTS OF OPERATIONS [Abstract]
VOYAGE REVENUES:	$ 112,396	$ 108,091	$ 242,684	$ 205,785
EXPENSES:
Commissions	4,097	4,088	9,096	7,852
Voyage expenses	34,669	32,417	68,678	56,944
Vessel operating expenses	34,929	32,907	71,374	64,232
Depreciation	23,944	23,925	47,537	46,196
Amortization of deferred dry-docking costs	1,370	1,220	2,632	2,410
Management fees (Note 2(a))	4,043	3,886	8,073	7,826
General and administrative expenses	871	964	2,268	2,101
Foreign currency (gains)/losses	(7)	35	47	(123)
Total expenses	103,916	99,442	209,705	187,438
Operating income/(loss)	8,480	8,649	32,979	18,347
OTHER INCOME (EXPENSES):
Interest and finance costs, net (Note 6)	(8,570)	(10,394)	(18,095)	(20,019)
Interest income	69	73	114	158
Other, net	270	(698)	(251)	303
Total other expenses, net	(8,231)	(11,019)	(18,232)	(19,558)
Net income/(loss)	249	(2,370)	14,747	(1,211)
Less: Net (income)/loss attributable to the noncontrolling interest	(50)	845	19	706
Net income/(loss) attributable to Tsakos Energy Navigation Limited	199	(1,525)	14,766	(505)
Effect of preferred dividends	(2,109)	(567)	(4,219)	(567)
Net loss attributable to common stockholders of Tsakos Energy Navigation Limited	$ (1,910)	$ (2,092)	$ 10,547	$ (1,072)
Loss per share, basic and diluted attributable to Tsakos Energy Navigation Limited common shareholders	$ (0.02)	$ (0.04)	$ 0.14	$ (0.02)
Weighted average number of shares, basic and diluted	80,135,152	56,443,237	73,427,149	56,443,237